Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 1,146,428	$ 375,249	$ 745,433	$ 271,087	$ 76,373
Cost of revenue	593,664	188,486	387,776	210,836	49,733
Gross profit	552,764	186,763	357,657	60,251	26,640
Operating expenses:
Research and development	95,808	35,842	54,167	27,873	16,210
Sales and marketing	178,672	42,123	112,005	26,847	10,237
General and administrative	48,327	23,909	33,556	14,485	3,968
Change in contingent consideration	(7,704)	0	0	0	0
Total operating expenses	315,103	101,874	199,728	69,205	30,415
Operating income (loss)	237,661	84,889	157,929	(8,954)	(3,775)
Interest expense, net	(1,062)	(1,541)	(2,222)	(1,082)	(176)
Other income (expense), net	(59,129)	(7,722)	(15,934)	(3,649)	26
Income (loss) before income taxes	177,470	75,626	139,773	(13,685)	(3,925)
Income tax expense (benefit)	65,958	(16,911)	7,996	37,937	291
Net income (loss)	111,512	92,537	131,777	(51,622)	(4,216)
Less: noncumulative dividends to preferred stockholders	(2,526)	(3,983)	(5,326)	0	0
Less: undistributed earnings to participating securities	(50,316)	(68,736)	(98,103)	0	0
Net income (loss) attributable to common stockholders-basic	58,670	19,818	28,348	(51,622)	(4,216)
Add: adjustments for undistributed earnings to participating securities	7,655	6,905	10,175	0	0
Net income (loss) attributable to common stockholders-diluted	$ 66,325	$ 26,723	$ 38,523	$ (51,622)	$ (4,216)
Net income per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.57	$ 0.49	$ 0.70	$ (1.32)	$ (0.11)
Diluted (in dollars per share)	$ 0.48	$ 0.44	$ 0.63	$ (1.32)	$ (0.11)
Shares used to compute net income per share attributable to common stockholders:
Basic (in shares)	102,741	40,242	40,351	39,179	36,759
Diluted (in shares)	136,986	60,323	61,179	39,179	36,759